SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deferred tax asset, beginning	$ 1,074,000	$ 741,000
Increase in valuation reserve	2,452,000	333,000
Deferred tax asset, ending	3,526,000	1,074,000
Valuation allowance	(3,526,000)	(1,074,000)
Net deferred tax assets